Income Tax (Details) - Schedule of Composition of Income Tax Expense (Income) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Composition of Income Tax Expense (Income) [Line Items]
Current tax expense	$ 73	$ 845	$ 107
Deferred tax expenses (income)	(11)	(581)	(5,013)
Income tax expense (income)	$ 62	$ 264	$ (4,906)